Aug. 09, 2018
HARTFORD SMALL COMPANY HLS FUND
HARTFORD SMALL COMPANY HLS FUND

AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD SMALL COMPANY HLS FUND

SUMMARY PROSPECTUS DATED MAY 1, 2018

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective August 31, 2018, Mammen Chally, CFA will no longer serve as a portfolio manager to the Hartford Small Company HLS Fund (the “Fund”). Steven C. Angeli, CFA and John V. Schneider, CFA will continue to serve as portfolio managers to the Fund. Mr. Chally’s portfolio manager responsibilities are expected to transition to Mr. Angeli. Effective August 31, 2018, the principal investment strategy is also being revised to reflect the removal of the sleeve managed by Mr. Chally. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows effective August 31, 2018:

(1)

Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Small Company HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the fourth sentence is deleted in its entirety.

(2)

Under the heading “Principal Risks” in the above referenced Summary Prospectus and “Hartford Small Company HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, “Asset Allocation Risk” is deleted in its entirety.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.